INVESTMENT PROPERTIES (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 ARS ($)
Changes in investment property
Depreciation	$ (2,028)
At the end of the year	63,866
Investment property
Changes in investment property
Incorporation through acquisition	71,209
Depreciation	(2,028)
Decreases	(5,315)
At the end of the year	63,866
Land | Investment property
Changes in investment property
At the end of the year	21,164
Building | Investment property
Changes in investment property
At the end of the year	$ 42,702